Stockholders' Deficit - Common Stock (Details)			3 Months Ended	9 Months Ended
	Dec. 17, 2020 shares	Oct. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 22, 2020 shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized			70,000,000	70,000,000					65,000,000
Common shares, par value, (per share) | $ / shares			$ 0.00001	$ 0.00001					$ 0.00001
Common shares, shares issued			9,888,776	10,059,361					9,833,563
Common shares, shares outstanding			9,888,776	10,059,361					9,833,563
Preferred stock, shares issued			42,383,516	42,383,516
Preferred stock, shares outstanding			42,383,516	42,383,516					36,366,705
Seven Oaks Acquisition Corp
Class of Stock [Line Items]
Preferred stock, shares issued						25,875,000
Preferred stock, shares outstanding			25,875,000
Aggregate price | $			$ 25,000
Stockholders' Equity Note, Stock Split	1.125-for-1
Common shares, votes per share | Vote			1
Seven Oaks Acquisition Corp | Over-allotment option
Class of Stock [Line Items]
Shares subject to forfeiture							843,750
Seven Oaks Acquisition Corp | Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized			380,000,000	380,000,000				380,000,000
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued			25,875,000	25,875,000
Common shares, shares outstanding			25,875,000	25,875,000
Seven Oaks Acquisition Corp | Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares outstanding			25,875,000
Preferred stock, shares issued			25,875,000	25,875,000	25,875,000
Preferred stock, shares outstanding			25,875,000	25,875,000
Class A common stock, including subject to possible redemption, outstanding (in shares)			25,875,000
Seven Oaks Acquisition Corp | Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized			380,000,000	380,000,000
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001
Seven Oaks Acquisition Corp | Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized			20,000,000	20,000,000				20,000,000
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares issued		5,750,000	6,468,750	6,468,750
Common shares, shares outstanding	6,468,750		6,468,750	6,468,750				6,468,750
Ratio to be applied to the stock in the conversion				20
Aggregate price | $		$ 25,000
Stockholders' Equity Note, Stock Split				1.125-for-1
Common shares, votes per share | Vote				1
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	20.00%
Seven Oaks Acquisition Corp | Class B Common Stock | Sponsor and Jones & Associates
Class of Stock [Line Items]
Common shares, shares issued		5,750,000
Aggregate price | $		$ 25,000
Seven Oaks Acquisition Corp | Class B Common Stock | Over-allotment option
Class of Stock [Line Items]
Class B common stock forfeited(in shares)	843,750
Seven Oaks Acquisition Corp | Common stock subject to redemption
Class of Stock [Line Items]
Preferred stock, shares outstanding			25,875,000				25,875,000